POSTRETIREMENT BENEFITS - PENSIONS (Components of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned during the Year	$ 78	$ 62	$ 68
Interest Cost on Benefit Obligation	83	96	98
Assumed Return on Plan Assets	(147)	(134)	(125)
Amortization of Unrecognized Net Loss	79	66	77
Curtailment and Settlement Charge	7	3	4
Other Adjustment	(4)	0	0
Total Net Periodic Benefit Cost	96	93	122
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned during the Year	68	55	59
Interest Cost on Benefit Obligation	74	86	84
Assumed Return on Plan Assets	(137)	(124)	(108)
Amortization of Unrecognized Net Loss	74	62	71
Curtailment and Settlement Charge	0	0	0
Other Adjustment	0	0	0
Total Net Periodic Benefit Cost	79	79	106
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned during the Year	10	7	9
Interest Cost on Benefit Obligation	9	10	14
Assumed Return on Plan Assets	(10)	(10)	(17)
Amortization of Unrecognized Net Loss	5	4	6
Curtailment and Settlement Charge	7	3	4
Other Adjustment	(4)	0	0
Total Net Periodic Benefit Cost	$ 17	$ 14	$ 16